Schedule 1 - Schedule of Condensed Statements of Cash Flow (Details) - Parent Company [Member] - Reportable Legal Entities [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities:
Net income (loss)	¥ 49,984	$ 6,848	¥ (140,190)	¥ (594,741)
Equity in earnings (loss) of subsidiaries and VIEs	(60,237)	(8,253)	184,091	528,114
Share-based compensation expense	(959)	(131)	(72,133)	5,459
Changes in operating assets and liabilities:
Other receivables	3,670	503	(8,586)	1,912
Prepaid expenses and other assets				1,993
Accrued expense and other liabilities	41,629	5,703	45,311	(178,424)
Amounts due to subsidiaries and VIEs				(38)
Amounts due from subsidiaries and VIEs	47,114	6,455	(48,780)	(76,344)
Net cash provided by (used in) operating activities	81,201	11,125	(40,287)	(312,069)
Cash Flows from Investing Activities:
Disposal of long-term investments			(2,765)	99,465
Purchase of marketable securities	(325,561)	(44,602)
Net cash provided by (used in) investing activities	(325,561)	(44,602)	(2,765)	99,465
Cash Flows from Financing Activities:
Proceeds from exercise of share options
Net cash provided by financing activities
Effect of exchange rate changes	86,636	11,869	24,798	41,845
Net increase (decrease) in cash and cash equivalents	(157,724)	(21,608)	(18,254)	(170,759)
Cash and cash equivalents at beginning of year	379,960	52,054	398,214	568,973
Cash and cash equivalents at end of year	¥ 222,236	$ 30,446	¥ 379,960	¥ 398,214